Condensed Financial Information of Registrant - Schedule of Condensed balance sheets (Details) - Parent Company - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash and cash equivalents	$ 1,033	$ 1,147
Investment in consolidated subsidiaries	1,095,523	2,002,325
Other assets	19,903	52,153
Total assets	1,116,459	2,055,625
Liabilities:
Accounts payable, accrued expenses and other liabilities	71,539	77,558
Dividends payable	2,534	18,929
Senior notes payable, net	1,530,561	1,668,021
Total liabilities	1,604,634	1,764,508
Total stockholders’ equity (deficit)	(488,175)	291,117
Total liabilities and stockholders’ equity (deficit)	$ 1,116,459	$ 2,055,625